Subsequent Events (Details) - shares				1 Months Ended	12 Months Ended
	Mar. 13, 2020	Mar. 11, 2020	Feb. 05, 2020	Dec. 16, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Subsequent events, description				The Merger was completed effective March 10, 2020, and the separate existence of VCAB ceased on that date. As consideration for the Merger, the Company will issue an aggregate of 2,631,579 shares of capital stock ("Plan Shares') to VCAB's claim holders. As of the date of this report, the Company has allocated, and is in the process of issuing, 2,068,959 of the Plan Shares to approximately 670 designated and Bankruptcy Court approved claim holders. The Company will hold the remaining 562,620 Plan Shares in reserve for issuance to additional claim holders as they are approved by the Bankruptcy Court during the next few months. Following the completion of this process, the Company expects to have approximately 1,300 holders of its outstanding ordinary shares.	At the time of the signing of the Merger Agreement, VCAB was, and at the expected date of closing will be, subject to a bankruptcy proceeding in Texas. VCAB has minimal assets, no equity owners and no liabilities, except for approximately 1, 300 holders of Class 5 Allowed General Unsecured Claims and one holder of allowed administrative expenses (collectively, the " Claim Holders"). Pursuant to the terms of the Merger Agreement, and in accordance with the bankruptcy plan, the Company will issue at the closing of the Merger an aggregate of 2,631,579 shares of capital stock (the "Plan Shares") to the Claim Holders in full settlement and satisfaction of their respective claims.
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Subsequent events, description		The Company entered into a second supplemental agreement to the loan agreement with the lender, Profit Raider Investment Limited, to extend the due date of the loan to 31 December 2020. The outstanding principle amount due was $13,421,793 and the amount of interest accrued on the loan, calculated up to 31 December 2019 was $709,535.	The shareholders of the Company authorized an increase in the authorized share capital of the Company from 50,000,000 Ordinary Shares to 300,000,000 Ordinary Shares, by the creation of an additional 250,000,000 Ordinary Shares of US$0.001 par value each.
Transfer of ordinary shares	5,000,000
Authorized share capital, description			The shareholders of the Company authorized an increase in the authorized share capital of the Company from 50,000,000 Ordinary Shares to 300,000,000 Ordinary Shares, by the creation of an additional 250,000,000 Ordinary Shares of US$0.001 par value each.